Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 18,648,537	$ 20,029,506
Receivables from related parties (Note 3)	4,315,002	8,313,623
Accounts receivable, net	1,239,750
Other receivables (Note 3)	1,835,687	930,381
Inventories (Note 12)	2,450	612,165
Prepayments and other current assets	1,158,022	366,100
Current assets of discontinued operations (Note 18)	182,128
Total current assets	27,381,576	30,251,775
Non-current assets
Right-of-use assets from operating leases (Note 8)	601,067	5,047,490
Right-of-use asset from operating lease, related party (Notes 3 and 8)	40,279,432
Property and equipment, net (Note 4)	268,468	317,510
Advances for vessel acquisition, related party (Note 3)	2,525,000
Guarantees	149,023	143,445
Goodwill (Note 14)	344,156	344,156
Intangible asset, net (Note 14)	390,928	420,328
Investment in joint venture (Note 15)		1,569,573
Other fixed assets	27,219	27,219
Non-current assets of discontinued operations (Note 18)	169,863
Total non-current assets	44,755,156	7,869,721
Total assets	72,136,732	38,121,496
Current liabilities
Payables to vessel owners (Note 5)	15,319,690	5,085,232
Accounts payable and accrued expenses (Note 13)	4,168,821	1,730,308
Payables to sharing partner and assignee (Note 9)		1,343,098
Payables to assignee, related party (Notes 3 and 9)		60,892
Payables to related party (Note 3)	937,066
Payables to shareholder (Note 3)		5,239,219
Acquisition installments payable, current portion (Note 14)	68,564	177,237
Deferred revenue	37,200	1,116,000
Operating lease liabilities, current portion (Note 8)	454,045	4,889,539
Operating lease liabilities, current portion, related party (Notes 3 and 8)	8,242,105
Total current liabilities	29,227,491	19,641,525
Non-current liabilities
Acquisition installments payable, net of current portion (Note 14)		84,968
Operating lease liabilities, non-current portion (Note 8)	162,928	179,593
Operating lease liabilities, non-current portion, related party (Notes 3 and 8)	32,037,327
Total non-current liabilities	32,200,255	264,561
Total liabilities	61,427,746	19,906,086
Commitments and contingencies (Note 10)
Stockholders' equity
Common stock ($0.001 par value, 450,000,000 shares authorized and 58,409,823 issued and outstanding as of December 31, 2025, 100 shares authorized issued and outstanding as of December 31, 2024) (Notes 19 and 21)	58,410
Accumulated other comprehensive income	1,257,209	1,341,547
Additional paid-in capital	27,305,901	4,225,265
(Accumulated deficit)/ retained earnings	(17,912,534)	12,648,598
Total stockholders' equity	10,708,986	18,215,410
Total stockholders' equity and liabilities	$ 72,136,732	$ 38,121,496